Note 19 - Fair Value Measurements - Significant Unobservable Inputs of Level 3 Non-recurring Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Trademark	¥ 15	¥ 96
Income Approach Valuation Technique [Member] | Trademarks [Member]
Trademark	6.80%	6.30%
Trademark	0.10%	0.30%
Trademark	¥ 15	¥ 96